STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)									1 Months Ended		2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 13, 2024	Aug. 26, 2024	Aug. 22, 2024	Jul. 01, 2024	May 30, 2024	May 28, 2024	Mar. 14, 2024	Aug. 19, 2023	Mar. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2021
Class of Warrant or Right [Line Items]
Shares issued for services, value													$ 13,475,000
Warrants outstanding																		202,575	94,535
Sale of stock, number of shares issued in transaction							7,885,220
Common stock authorized												750,000,000				750,000,000		750,000,000	750,000,000
Common stock, par value												$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock authorized												10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value												$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Gain on debt extinguishment												$ 98,318				$ 1,946,310			$ 548,563
Common Stock, Shares, Outstanding												37,931,764				37,931,764		23,270,404	17,057,085
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																108,040		2,239,129
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																		810,300
Proceeds from exercise of options and warrants																		$ 75,000	$ 35,000
Settlement amount of outstanding accounts payable to warrants holder																		40,000
Stock issued during period value accounts payable and loans payable																		$ 432,963	$ 586,000
Stock issued during period shares accounts payable and loans payable																		238,488	656,613
Adjustment of Warrants Granted for Services																			$ 100,000
Other Income [Member]
Class of Warrant or Right [Line Items]
Gain on debt extinguishment																			$ 548,563
DM Lab [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction																		616,666
Sale of stock purchase price																		$ 5,000,000
Shares issued, price per share																		$ 8.11
Stock Issued During Period, Shares, Acquisitions																		4,325,043
2023 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Share-based payment award, number of shares authorized												2,942,245				2,942,245
Share-based payment award, number of shares authorized												3,602,569				3,602,569
Equity Compensation Plans [Member]
Class of Warrant or Right [Line Items]
Share-based payment award, number of shares authorized																				10,000,000
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross											40,515
Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares issued for services													1,750,000
Shares issued for services, value													$ 175
Stock Issued During Period, Shares, Conversion of Convertible Securities														432,160	378,140			830,547
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding																			270,100
Adjustment of Warrants Granted for Services																			$ 100,000
AFG Companies Inc [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction									550,000
Sale of stock purchase price									$ 5,500,000
May SPA [Member]
Class of Warrant or Right [Line Items]
Warrants excercise price						$ 2.50
Additional capital raise, incomplete						$ 3,250,000
Reload warranty						2,600,000
Fee Conversion Agreement [Member]
Class of Warrant or Right [Line Items]
Shares issued for services			151,261
Shares issued for services, value			$ 400,000
Shares issued, price per share			$ 2.38
Gain on debt extinguishment												$ 98,318				$ 98,318
August SPA [Member]
Class of Warrant or Right [Line Items]
Additional capital raise, incomplete		$ 3,250,000
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding							10,314,952					10,314,952				10,314,952
Warrants excercise price							$ 11.50					$ 11.50				$ 11.50
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding							6,126,010					6,126,010				6,126,010
Warrants excercise price							$ 11.50					$ 11.50				$ 11.50
Threshold to transfer, assign, or sell after completion of business combination																30 days
August Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		960,000
Warrants excercise price		$ 5.00
Certain Investors [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction					200,000	1,980,000
Sale of stock, price per share						$ 2.50
Certain Investors [Member] | May SPA [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction	1,594,500
Proceeds from issuance or sale of equity	$ 3,986,250
Aggregate amount	$ 963,750
Certain Investors [Member] | May SPA [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding						3,960,000
Certain Investors [Member] | August Securities Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction		1,185,000
Sale of stock purchase price		$ 5,925,000
Sale of stock, price per share		$ 5.00
Certain Investors [Member] | Warrant [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding					400,000	3,960,000
Warrants excercise price												$ 2.50				$ 2.50
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants						$ 4,950,000
Proceeds from issuance or sale of equity					$ 500,000
Certain Investors [Member] | One Year Warrant [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding						1,980,000						1,240,000				1,240,000
Warrants excercise price						$ 2.50
Sale of stock, number of shares issued in transaction					200,000
Certain Investors [Member] | One Year Warrant [Member] | May SPA [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	797,250
Certain Investors [Member] | Five Year Warrant [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding						1,980,000						1,260,000				1,260,000
Warrants excercise price						$ 2.50
Sale of stock, number of shares issued in transaction					200,000
Certain Investors [Member] | Five Year Warrant [Member] | May SPA [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	797,250
May Purchasers [Member] | One Year Warrant [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction					1,260,000
May Purchasers [Member] | Five Year Warrant [Member] | May SPA [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction					1,260,000
The Williams Family Trust [Member] | Securities Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding				240,000
Sale of stock, number of shares issued in transaction				120,000
Sale of stock, price per share				$ 2.50
Proceeds from issuance of warrants				$ 300,000
Warrants assumed shares												240,000				240,000
The Williams Family Trust [Member] | Securities Purchase Agreement [Member] | One Year Term [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding				120,000
The Williams Family Trust [Member] | Securities Purchase Agreement [Member] | Five Year Term [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding				120,000
Sponsorship Members [Member] | August Securities Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction		1,185,000
Sale of stock, number of shares issued in transaction released		1,252,500
Sponsorship Members [Member] | August Securities Purchase Agreement and Assignment Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction		100,000
Sale of stock, price per share		$ 5.00
Proceeds from issuance or sale of equity		$ 500,000
Sponsorship Members [Member] | August Securities Purchase Agreement and Assignment Agreement [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction	220,000
Proceeds from issuance or sale of equity	$ 550,000
Aggregate amount	$ 1,250,000
Yorkville [Member] | August Standby Equity Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Shares issued for services		280,899														280,899
Shares issued for services, value		$ 500,000
Issuance of warrants authorized, value		$ 50,000,000
Aggregate volume traded maximum limit percentage		100.00%
Market price percentage		96.00%
Market price consecutive days percentage		97.00%
Stock ownership percentage		4.99%
Stock ownership non advance program percentage		19.99%
Restructuring fee		$ 25,000										$ 25,000				$ 25,000
Commitment fee												$ 500,000				$ 500,000
Related Party [Member] | AFG Companies Inc [Member]
Class of Warrant or Right [Line Items]
Shares issued for services								1,750,000		1,750,000
Shares issued for services, value								$ 13,475,000		$ 13,475,000
Related Party [Member] | AFG Companies Inc [Member] | Reseller Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding								3,750,000		3,750,000
Warrants excercise price								$ 10.00		$ 10.00
Fair value of warrant								$ 2.52		$ 2.52